CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Common Stock [Member] Predecessor [Member]	Common Stock [Member] Successor [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Predecessor [Member]	Additional Paid-in Capital [Member] Successor [Member]	Retained Earnings [Member]	Retained Earnings [Member] Predecessor [Member]	Retained Earnings [Member] Successor [Member]	Total	Predecessor [Member]	Successor [Member]
Beginning balance, value at Dec. 31, 2020				$ 89,331,629			$ (59,948,708)			$ 29,382,921
Beginning Balance, Shares at Dec. 31, 2020										1
Contributions from parent				11,214,967						$ 11,214,967
Net loss							(8,238,808)			(8,238,808)
Ending balance, value at Dec. 31, 2021				100,546,596			(68,187,516)			$ 32,359,080
Ending Balance, Shares at Dec. 31, 2021	1									1
Contributions from parent				317,792						$ 317,792
Net loss							(836,035)			(836,035)
Ending balance, value at Mar. 31, 2022				100,864,388			(69,023,551)			31,840,837
Ending Balance, Shares at Mar. 31, 2022	1
Beginning balance, value at Dec. 31, 2021				100,546,596			(68,187,516)			$ 32,359,080
Beginning Balance, Shares at Dec. 31, 2021	1									1
Contributions from parent										$ 316,599
Net loss										(4,764,293)
Issuance of common stock
Ending balance, value at Sep. 30, 2022	$ 16,552			100,846,643			(72,951,809)			27,911,386
Ending Balance, Shares at Sep. 30, 2022	165,523,363
Beginning balance, value at Dec. 31, 2021				100,546,596			(68,187,516)			$ 32,359,080
Beginning Balance, Shares at Dec. 31, 2021	1									1
Contributions from parent					$ 316,600						$ 316,600
Net loss								(7,938,335)			(7,938,335)
Issuance of common stock		16,547			(16,547)
Issuance of common stock, Shares											165,472,240
Ending balance, value at Dec. 14, 2022		16,547	$ 16,547		100,846,649	$ 51,345,640		(76,125,851)			$ 24,737,345	$ 51,362,187
Ending Balance, Shares at Dec. 14, 2022											165,472,241	165,472,241
Beginning balance, value at Mar. 31, 2022				100,864,388			(69,023,551)			$ 31,840,837
Beginning Balance, Shares at Mar. 31, 2022	1
Net loss							(1,764,071)			(1,764,071)
Ending balance, value at Jun. 30, 2022				100,863,195			(70,787,622)			30,075,573
Ending Balance, Shares at Jun. 30, 2022	1
Net loss							(2,164,187)			(2,164,187)
Issuance of common stock	$ 16,552			(16,552)
Issuance of common stock, Shares	165,523,362
Ending balance, value at Sep. 30, 2022	$ 16,552			100,846,643			(72,951,809)			27,911,386
Ending Balance, Shares at Sep. 30, 2022	165,523,363
Beginning balance, value at Dec. 14, 2022		$ 16,547	16,547		$ 100,846,649	51,345,640		$ (76,125,851)			$ 24,737,345	$ 51,362,187
Beginning Balance, Shares at Dec. 14, 2022											165,472,241	165,472,241
Contributions from parent
Net loss									(910,538)	910,538		(910,538)
Ending balance, value at Dec. 31, 2022	$ 16,547		16,547	51,345,640		51,345,640	(910,538)		(910,538)	50,451,649		$ 50,451,649
Ending Balance, Shares at Dec. 31, 2022	165,472,241											165,472,241
Net loss							(2,387,451)			(2,387,451)
Ending balance, value at Mar. 31, 2023	$ 16,547			51,490,795			(3,297,989)			48,209,353
Ending Balance, Shares at Mar. 31, 2023	165,472,241
Beginning balance, value at Dec. 31, 2022	$ 16,547		$ 16,547	51,345,640		$ 51,345,640	(910,538)		$ (910,538)	50,451,649		$ 50,451,649
Beginning Balance, Shares at Dec. 31, 2022	165,472,241											165,472,241
Contributions from parent
Net loss										(7,318,418)
Issuance of common stock										28,341,814
Ending balance, value at Sep. 30, 2023	$ 24,883			80,971,349			(8,228,956)			72,767,276
Ending Balance, Shares at Sep. 30, 2023	248,830,516
Beginning balance, value at Mar. 31, 2023	$ 16,547			51,490,795			(3,297,989)			48,209,353
Beginning Balance, Shares at Mar. 31, 2023	165,472,241
Net loss							(2,455,753)			(2,455,753)
Issuance of common stock	$ 8,336			28,333,478						28,341,814
Issuance of common stock, Shares	83,358,275
Ending balance, value at Jun. 30, 2023	$ 24,883			80,208,045			(5,753,742)			74,479,186
Ending Balance, Shares at Jun. 30, 2023	248,830,516
Net loss							(2,475,214)			(2,475,214)
Ending balance, value at Sep. 30, 2023	$ 24,883			$ 80,971,349			$ (8,228,956)			$ 72,767,276
Ending Balance, Shares at Sep. 30, 2023	248,830,516